Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
16.	Subsequent Events

On January 3, 2023, the Company repaid $8.0 million of the Second JDH Note at its face value, without any prepayment cost or additional consideration in accordance with the terms of the Second JDH Note.

On January 10, 2023, the Company completed its tender offer to purchase all outstanding Class E Warrants at a price of $0.20 per warrant. The total number of warrants tendered was 4,038,114 warrants, representing approximately 47% of the outstanding Class E Warrants. The number of remaining Class E Warrants outstanding is 4,494,599 (Note 11).

On January 30, 2023, the Company paid a regular quarterly dividend of $0.25 per share for the third quarter of 2022 to all shareholders of record as of December 28, 2022 (Note 11).

On January 31, 2023, the Company received written notification from NASDAQ, indicating that the Company was granted an additional 180-day grace period, until July 31, 2023, to cure its non-compliance with Nasdaq Listing Rule 5550(a)(2). At the opening of trading on February 16, 2022, following a February 9, 2023 approval from the Company’s board of directors, the Company effected a one-for-ten reverse stock split of the Company’s common stock. On March 3, 2023, the Company received written notification from Nasdaq that the Company regained compliance with Nasdaq Listing Rule 5550(a)(2) concerning the minimum bid price of the Company’s common stock (Note 1).

On February 10, 2023, the Company delivered the Goodship to her new owners. On February 9, 2023, in connection with the disposal of the vessel, the company fully prepaid the outstanding loan amount of $6,100 under the ABB Loan Facility.

On February 28, 2023, the Company delivered the Tradership to her new owners. On February 24, 2023, in connection with the disposal of the vessel, the company fully prepaid the outstanding loan amount of $6,800 under the ABB Loan Facility.

On March 2, 2023, the Company obtained a commitment letter from Danish Ship Finance for a loan facility of up to $15,750, in order to refinance the Championship Cargill Sale and Leaseback. The interest rate will be 2.65% plus 3-month Term SOFR per annum, which can be increased or decreased by 0.05% based on certain emission reduction thresholds, and the term of the agreement will be five years. The facility will be repaid through eight quarterly installments of $725 followed by 12 quarterly installments of $585 and a balloon of $2,930 payable together with the last instalment. The transaction is subject to completion of definitive documentation.

On March 14, 2023, the Company announced a regular quarterly dividend of $0.025 per share for the fourth quarter of 2022, payable on or about April 25, 2023 to all shareholders of record as of March 31, 2023.

On March 27, 2023, the Compensation Committee granted an aggregate of 1,823,800 restricted shares of common stock pursuant to the Plan. Of the total 1,823,800 shares issued on March 27, 2023, 400,000 shares were granted to the non-executive members of the board of directors, 930,000 were granted to the executive officers, 433,800 shares were granted to certain of the Company’s non-executive employees and 60,000 shares were granted to the sole director of the Company’s commercial manager, a non-employee. The fair value of each share on the grant date was $5.22. 607,974 shares vested on the date of the issuance, March 27, 2023, 607,913 shares will vest on October 1, 2023 and 607,913 shares will vest on October 1, 2024.

On March 29, 2023, the Company entered into a $19,000 sale and leaseback agreement with Evahline Inc. for the refinancing of the Hanchen Sale and Leaseback. The agreement is expected to become effective by mid-April 2023, upon the delivery of the Knightship to the lessor. The charterhire principal will amortize in seventy-two consecutive monthly installments of $264, bearing an interest rate of 3-month term SOFR plus 2.80% per annum. Following the second anniversary of the bareboat charter, the Company has continuous options to repurchase the vessel at predetermined prices as set forth in the agreement. At the end of the six-year bareboat period, the Company has the option to repurchase the vessel at no additional cost, following the full amortization of the charterhire principal, which the Company expects to exercise.